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                                   Law Offices
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996

                                November 18, 1999


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

                  Re:      Governor Funds (the "Trust")
                           Registration Nos. 333-65213/811-9029
                           ------------------------------------

Ladies and Gentlemen:

         On behalf of Trust and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Prospectuses dated November 1, 1999 for the Prime Money Market, U.S. Treasury Obligations Money Market, Established Growth, Aggressive Growth, Emerging Growth, International Equity, Intermediate Term Income, Limited Duration Government Securities, Pennsylvania Municipal Bond, Lifestyle Conservative Growth, Lifestyle Moderate Growth and Lifestyle Growth Funds of the Trust that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses contained in the Trust's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #2), which was filed on November 1, 1999; and (ii) the text of PEA #2 has been filed electronically.

         Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2918.

                                                     Very truly yours,


                                                     /s/Kathryn R. Williams
                                                     ---------------------------
                                                     Kathryn R. Williams